Brighthouse Life Insurance Company of NY

285 Madison Avenue, Suite 1400

New York, NY 10017

April 30, 2024

VIA EDGAR TRANSMISSION

U. S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Brighthouse Life Insurance Company of NY

Brighthouse Variable Annuity Account B

File Nos. 333-209058/811-08306

(Class VA (offered on and after May 2, 2016))

Rule 497(j) Certification

Members of the Commission:

On behalf of Brighthouse Life Insurance Company of NY (the “Company”) and Brighthouse Variable Annuity Account B (the “Account”), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of Supplement to the Prospectus, Prospectus and Statement of Additional Information (“SAI”), each dated April 29, 2024 being used for certain variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the Prospectus Supplement, Prospectus and SAI contained in Post-Effective Amendment No. 14 for the Account filed electronically with the Commission on April 11, 2024.

If you have any questions, please call the undersigned at (980) 949-5131.

Sincerely,

/s/ Dionne Sutton

Dionne Sutton

Corporate Counsel

Brighthouse Life Insurance Company of NY